Long-term Investments (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Investments, Debt and Equity Securities [Abstract]
Schedule of long-term investments

The following table summarizes the Company’s long-term investments (in thousands):

	September 30,	December 31,
	2022	2021
Non-marketable equity investments	$7,500	$7,500
Equity method investments	15,819	28,088
Total	$23,319	$35,588

The following table summarizes the composition of long-term investments (in thousands):

	December 31,	December 31,
	2021	2020
Non-marketable equity investments	$7,500	$4,787
Equity method investments	28,088	3,700
Total	$35,588	$8,487

Schedule of long term investment under equity method

The following table summarizes the Company’s investment in companies accounted for using the equity method of accounting (in thousands):

		September 30, 2022

					Foreign
		January 1,		Income (loss)	currency	Reclassification	Return of	September 30,
		2021	Addition	on investment	translation	to subsidiaries	basis	2022
Energica	(a)	$12,329	$—	$(1,031)	$—	$(11,298)	$—	$—
FNL Technologies	(b)	2,856	—	(685)	—	—	—	2,130
MDI Fund	(c)	3,765	274	(135)	—	—	(659)	3,245
PEA	(d)	9,138	—	(506)	(1,264)	—	—	7,368
Orange Grid	(e)	—	3,076	—	—	—	—	3,076
Total		$28,088	$3,350	$(2,357)	$(1,264)	$(11,298)	$(659)	$15,819

The following table summarizes the Company’s investment in companies accounted for using the equity method of accounting (in thousands):

		December 31, 2021
				Income (loss)			Reclassification	Dilution loss
		January 1,		on	Reclassification	Impairment	to equity method	due to investee	December 31,
		2021	Addition	investment	to subsidiaries	losses	investee	share issuance	2021
Solectrac	(a)	$2,556	$—	$(153)	$(2,372)	$—	$—	$(31)	$—
Energica	(b)	—	13,555	(1,226)	—	—	—	—	12,329
FNL	(c)	—	3,505	(899)	—	—	250	—	2,856
MDI Fund	(d)	—	4,646	(881)	—	—	—	—	3,765
TM2	(e)	1,144	7,226	(506)	—	(7,864)	—	—	—
PEA	(f)	—	9,138	—	—	—	—	—	9,138
Total		$3,700	$38,070	$(3,665)	$(2,372)	$(7,864)	$250	$(31)	$28,088

		December 31, 2020
				Income (loss)			Reclassification	Dilution loss
		January 1,		on	Reclassification	Impairment	to equity method	due to investee	December 31,
		2020	Addition	investment	to subsidiaries	losses	investee	share issuance	2020
TM2	(e)	$1,227	$—	$(83)	$—	$—	$—	$—	$1,144
Intelligenta	(g)	$9,800	$—	$—	$—	$(9,800)	$—	$—	$—
Glory	(h)	6,854	—	(4)	—	(6,850)	—	—	—
Solectrac	(a)	—	2,600	(44)	—	—	—	—	2,556
Total		$17,881	$2,600	$(131)	$—	$(16,650)	$—	$—	$3,700